Note 4 - Acquisitions (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Combination, Acquisition Related Costs	$ 5,114	$ 1,787
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(594)	10,236
Business Acquisition, Goodwill, Expected Tax Deductible Amount	15,797	86,081
Business Combination, Contingent Consideration, Liability, Total	34,188
Contingent Consideration Paid	6,806	25,525
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(594)	10,236
Business Combination, Contingent Consideration, Liability, Total	$ 34,188	$ 32,346	$ 24,128
Acquisitions 2022 [Member]
Number of Businesses Acquired	7
Acquisitions 2022 [Member] | FirstService Residential Segment [Member]
Number of Businesses Acquired	1
Acquisitions 2022 [Member] | FirstService Brands Segment [Member]
Number of Businesses Acquired	6
Acquisitions 2022 [Member] | FirstService Brands Segment [Member] | Independent Restoration [Member]
Number of Businesses Acquired	3
Acquisitions 2022 [Member] | Paul Davis Restoration [Member]
Number of Businesses Acquired	2
Acquisitions 2021 [Member]
Number of Businesses Acquired		18
Acquisitions 2021 [Member] | US Midwest [Member]
Number of Businesses Acquired		2
Acquisitions 2021 [Member] | FirstService Residential Segment [Member]
Number of Businesses Acquired		4
Acquisitions 2021 [Member] | FirstService Residential Segment [Member] | Independent Restoration [Member]
Number of Businesses Acquired		10
Acquisitions 2021 [Member] | FirstService Brands Segment [Member]
Number of Businesses Acquired		14
Acquisitions 2021 [Member] | FirstService Brands Segment [Member] | Fire Protection [Member]
Number of Businesses Acquired		2
Acquisitions 2022 and 2021 [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	$ 32,258
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 37,950